Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Cash flows from operating activities:
Net loss	$ (689,989)	$ (315,957)	$ (6,176,126)	$ (2,932,828)
Adjustments to reconcile net loss to net cash used in operating activities:
Expenses paid on behalf of the Company by related party				12,627
Depreciation and amortization	77,475	76,262	308,741	160,108
Amortization of debt discount		36,554	97,477	272,130
Gain on change in fair value of derivative				(22,096)
Early prepayment fee on convertible debentures				69,131
Amortization of right of use asset	14,985		9,522	9,610
(Gain) loss on extinguisment of debt		(39,875)	(53,028)	9,162
Common stock issued for services		127,500	466,900	2,004,875
Goodwill impairment			2,180,836
Stock-based compensation-options			532,832
Stock-based compensation-warrants			365,000
Subscription payable				10,000
Changes in operating assets and liabilities:
Accounts receivable	(27,718)	(41,463)	42,967	(94,753)
Prepaid expenses	(28,744)	(10,042)	(370,472)	20,167
Inventories	4,115	(37,418)	(78,800)	(10,235)
Deferred revenue	23,719	(16,952)	19,421	59,995
Operating lease liability	(14,001)		(9,234)	(10,050)
Accounts payable and accrued expenses	(104,099)	(58,024)	(145,259)	145,102
Net Cash Used In Operating Activities	(744,257)	(279,415)	(2,809,223)	(297,055)
Cash flows from investing activities:
Cash received from acquisition				66,994
Purchase of equipment	(43,803)	(38,779)	(81,595)
Net Cash Used in Investing Activities	(43,803)	(38,779)	(81,595)	66,994
Cash flows from financing activities:
Proceeds from sale of common stock		583,000	583,000	515,108
Proceeds from sale of common stock in public offering			5,836,230
Proceeds from exercise of warrants			2,942,970
Proceeds from stock subscription				60,000
Proceeds from notes payable				194,870
Payment on convertible debt				(339,131)
Payment on note payable	(3,968)		(5,496)	(8,935)
Payment on related party note payable			(1,500,000)
Payment on finance leases		(6,045)	(121,544)	(8,345)
Purchase of treasury stock	(89,196)		(104,467)
Proceeds from related parties				5,500
Payment of related party payables				(47,194)
Net Cash Provided by (used in) Financing Activities	(93,164)	576,955	7,630,693	371,873
Effect of exchange rate on cash
Net change in cash	(881,224)	258,761	4,739,875	141,812
Cash and cash equivalents - Beginning of period	4,891,868	151,993	151,993	10,181
Cash and cash equivalents - End of period	4,010,644	410,754	4,891,868	151,993
Cash paid for:
Interest	4,110	2,715	18,598	11,555
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for settlement of notes payable			100,000	287,500
Common stock issued for prepaid consulting		400,000	400,000
Non-cash payment for license agreement		57,000	57,000
Derivative liability warrant reclassed to equity				906,678
Common stock issued for subscription payable		70,000	70,000
Common stock and note issued in acquisition				7,418,073
Common stock issued for settlement of liabilities			144,000
Deemed dividend in connection with warrant round down			196,589
Cashless exercise of warrant			15
Adoption of ASC 842 Operating lease asset and liability	94,134		$ 28,565
Promissory note on equipment purchase	$ 22,483